Premises and Equipment - Summary of Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 205
2017	67
2018	35
Total	$ 307